Employees' Stock Option Plans (ESOP) - Schedule of Break-up of Employee Stock Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	$ 45	$ 34	$ 29
KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	10	8	5
Employees Other Than KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	35	26	24
Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	$ 11	$ 1	$ 1